Risk management	3 Months Ended
Mar. 31, 2024
Risk Management
Risk management

4	Risk management

4.1	Financial Risk Management

Financial risk factors

The Company's activities are affected by the Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk, and liquidity risk. Financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on financial performance.

The Company has not utilized derivative instruments in any of the reported periods.

(a)	Market risk

Foreign currency risk

Foreign currency exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, arising from long-term funding, in development institutions, at more attractive interest rates, in U.S. dollars and Yen.

The management of currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing and related financial expenses. The Company does not maintain hedge or swap contracts or any derivative financial instrument to hedge against this risk.

Part of the financial debt, totaling R$ 2,671,887 as of March 31, 2024 (R$ 2,785,853 as of December 31, 2023), is indexed to the U.S. dollar and Yen. The exposure to exchange risk is as follows:

	March 31, 2024		December 31, 2023
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	272,009	1,359,011	280,188	1,356,474
Borrowings and financing – Yen	39,077,331	1,289,943	41,078,385	1,405,702
Interest and charges from borrowings and financing – US$		20,264		15,510
Interest and charges from borrowings and financing – Yen		2,669		8,167
Total exposure		2,671,887		2,785,853
Borrowing cost – US$		(38,404)		(37,520)
Borrowing cost – Yen		(2,391)		(2,442)
Total foreign currency-denominated borrowings (Note 16)		2,631,092		2,745,891

The 4.2% decrease in the balance of the foreign currency-denominated debt from March 31, 2024, compared to December 31, 2023, was mainly impacted by the depreciation of the Yen against the Brazilian real and amortizations in the period. The table below shows the prices and exchange variations in the period:

	March 31, 2024	December 31, 2023	Var.
US$	R$ 4.9962	R$ 4.8413	3.2%
Yen	R$ 0.03301	R$ 0.03422	-3.5%

Borrowings and financing fell by R$ 6,335 from January to March 2024 (a decrease of R$ 83,825 from January to March 2023), due to exchange rate changes. See Note 16 (ii). As of March 31, 2024, if the Brazilian real had depreciated or appreciated by 10 percentage points, in addition to the impacts already mentioned above, against the US dollar and Yen with all other variables held constant, the effects on the result before funding costs and taxes on the three-month period ended March 31, 2024 would have been R$ 267,189 (R$ 266,878 for the three-month period ended March 31, 2023), lower or higher.

The probable scenario below presents the effect on the income statements for the next 12 months, considering the projected rates of the U.S. dollar and the Yen.

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen.

Probable scenario
(*)
Net currency exposure as of March 31, 2024 in US$ - Liabilities	272,009

US$ rate as of March 31, 2024	4.9962
Exchange rate estimated according to the scenario	4.9700
Difference between the rates	0.0262

Effect on net financial result R$ - (gain)	7,127

Net currency exposure as of March 31, 2024 in Yen - Liabilities	39,077,331

Yen rate as of March 31, 2024	0.03301
Exchange rate estimated according to the scenario	0.03446
Difference between the rates	(0.00145)

Effect on the net financial result R$ - (loss)	(56,662)

Total effect on the net financial result in R$ - (loss)	(49,535)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for March 31, 2025 were used, according to the Focus-BACEN and B3’s Benchmark Rate report, of March 31, 2024, respectively.

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk; however, it continually monitors market interest rates, to evaluate the possible need to replace its debt.

The table below provides the borrowings and financing subject to different inflation adjustment indices:

	March 31, 2024	December 31, 2023
CDI (i)	12,672,245	9,966,111
TR (ii)	1,656,774	1,684,711
IPCA (iii)	2,927,406	3,038,378
TJLP (iv)	1,290,064	1,365,806
SOFR (v)	1,359,011	1,356,473
Interest and charges	399,957	392,906
Total	20,305,457	17,804,385

(i)	CDI - (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA - (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR - Secured Overnight Financing Rate

Another risk to which the Company is exposed is the mismatch of inflation adjustment indices of its debts with those of its service revenues. Tariff adjustments of services provided do not necessarily follow the increases in the inflation indexes to adjust borrowings, financing and interest rates affecting indebtedness.

As of March 31, 2024, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes for the three-month period ended March 31, 2024 would have been R$ 203,055 (R$ 163,164 for the three-month period ended March 31, 2023), lower or higher, mainly as a result of lower or higher interest expense on floating rate borrowings and financing.

(b)	Credit risk

Credit risk is related to cash and cash equivalents, financial investments, as well as credit exposures of customers, including accounts receivable, restricted cash, and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposure to credit risk as of March 31, 2024 is the carrying amount of instruments classified as cash and cash equivalents, financial investments, restricted cash, trade receivables, and accounts receivable from related parties on the balance sheet date. See Notes 6, 7, 8, 9, and 10.

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company assesses the rating published by three main international agencies (Fitch, Moody's and S&P), as follows:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AAA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AAA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Banco Itaú Unibanco S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AAA(bra)	AAA.br	brAAA

The rating assessment disclosed by Fitch for deposit transactions and financial investments in local currency is as follows:

	March 31, 2024	December 31, 2023
Cash and cash equivalents and financial investments
AAA(bra)	5,859,198	2,940,690
Others (*)	332,784	324,546
	6,191,982	3,265,236

(*)	As of March 31, 2024, this category includes R$ 329,381 (R$ 322,241 as of December 31, 2023) referring to Banco BV, current accounts, and financial investments, which are not rated by Fitch.

(c)	Liquidity risk

Liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the local and international capital markets, as well as the payment of debts. The management of this risk considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditure requirements.

The funds held are invested in interest-bearing current accounts, time deposits, and securities, with instruments with appropriate maturity or liquidity sufficient to provide margin as determined by the projections mentioned above.

The table below shows the financial liabilities, by maturity, including the installments of principal and future interest. For agreements with floating interest rates, the interest rates used correspond to the base date of March 31, 2024.

	2024	2025	2026	2027	2028	2029 onwards	Total
As of March 31, 2024

Liabilities
Borrowings and financing	3,051,567	3,773,001	3,368,294	3,278,126	2,418,568	13,595,562	29,485,118
Trade payables and contractors	490,494	-	-	-	-	-	490,494
Services payable	838,703	-	-	-	-	-	838,703
Public-Private Partnership - PPP	432,216	446,524	461,438	476,850	492,777	6,057,282	8,367,087
Program Contract Commitments	20,310	1,232	1,232	1,232	1,232	11,702	36,940
Total	4,833,290	4,220,757	3,830,964	3,756,208	2,912,577	19,664,546	39,218,342

Cross default

The Company has borrowings and financing agreements including cross-default clauses, i.e., the early maturity of any debt may imply the early maturity of these agreements. The indicators are continuously monitored to avoid the execution of these clauses, and the most restrictive ones are shown in Note 16 (c).

(d)	Sensitivity analysis on interest rate risk

The table below shows the sensitivity analysis of the financial instruments, prepared under IFRS 7. To evidence the balances of main financial assets and liabilities, calculated at a rate projected for the twelve-month period after March 31, 2024, or until the final settlement of each contract, whichever occurs first, considering a probable scenario.

The purpose of the sensitivity analysis is to measure the impact of changes in the market on the financial instruments, considering constant all other variables. At the time of settlement, the amounts may be different from those presented, due to the estimates used in the measurement.

March 31, 2024
Indicators	Exposure	Probable scenario

Assets
CDI	6,162,220	9.8500%(**)
Financial income		606,979

Liabilities
CDI	(12,672,245)	9.8500%(**)
Interest to be incurred		(1,248,216)

CDI net exposure	(6,510,025)	(641,237)

Liabilities
TR	(1,656,774)	0.0048%(**)
Expenses to be incurred		(80)

IPCA	(2,927,406)	3.4600%(*)
Expenses to be incurred		(101,288)

TJLP	(1,290,064)	6.3800%(*)
Interest to be incurred		(82,306)

SOFR (***)	(1,359,011)	5.0397%(***)
Interest to be incurred		(68,490)

Total expenses to be incurred, net		(893,401)

(*) Source: BACEN and LCA as of March 31, 2024
(**) Source: B3 of March 31, 2024
(***) Source: Bloomberg

4.2	Capital management

The Company’s objectives when managing capital are to ensure the Company’s ability to continue increasing investments in infrastructure, provide returns for shareholders and benefits for other stakeholders, and maintain an optimal capital structure to reduce the cost of capital.

Capital is monitored based on the leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity plus net debt, as shown in the statement of financial position.

	March 31, 2024	December 31, 2023

Total borrowings and financing (Note 16)	22,024,307	19,536,350
(-) Cash and cash equivalents (Note 6)	(2,019,391)	(838,484)
(-) Financial investments (Note 7)	(4,172,591)	(2,426,752)

Net debt	15,832,325	16,271,114
Total equity	30,680,671	29,857,376

Total (shareholders plus providers of capital)	46,512,996	46,128,490

Leverage ratio	34%	35%

4.3	Fair value estimates

The Company considers that balances from trade receivables (current) and trade payables by carrying amount less impairment approximate their fair values, considering the short maturity. Long-term trade receivables also approximate their fair values, as they are adjusted by inflation and/or will bear contractual interest rates over time.

4.4	Financial instruments

The Company did not have financial assets classified as fair value through other comprehensive income and fair value through profit or loss. The financial instruments included in the amortized cost category comprise cash and cash equivalents, financial investments, restricted cash, trade receivables, balances with related parties, other assets and balances receivable from the Water National Agency (ANA), accounts payable to suppliers, borrowings and financing, services payable, balances payable deriving from the Public-Private Partnership (PPP) and program contract commitments, which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market, except for cash equivalents and financial investments.

The estimated fair values of the financial instruments were as follows:

Financial Assets

	March 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	2,019,391	2,019,391	838,484	838,484
Financial investments	4,172,591	4,172,591	2,426,752	2,426,752
Restricted cash	45,694	45,694	54,944	54,944
Trade receivables	3,936,233	3,936,233	3,856,723	3,856,723
ANA	1,879	1,879	2,673	2,673
Other assets	237,270	237,270	196,065	196,065

Additionally, SABESP has financial assets receivable from related parties, totaling R$ 1,198,932 as of March 31, 2024 (R$ 1,196,545 as of December 31, 2023), which were calculated under the conditions negotiated between the related parties. The conditions and additional information related to these financial instruments are disclosed in Note 10. Part of this balance, totaling R$ 1,081,079 (R$ 1,076,174 as of December 31, 2023), refers to reimbursement of additional retirement and pension plan - G0, indexed by IPCA plus simple interest of 0.5% p.m. On the transaction date, this interest rate approximated that of National Treasury Notes (NTN-b), with a term similar to the terms of related-party transactions.

Financial Liabilities

	March 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	22,024,307	22,444,692	19,536,350	19,950,055
Trade payables and contractors	490,494	490,494	456,215	456,215
Services payable	838,703	838,703	750,732	750,732
Program Contract Commitment	33,035	33,035	34,016	34,016
Public-Private Partnership - PPP	3,222,703	3,222,703	3,286,614	3,286,614

The criteria adopted to obtain the fair values of borrowings and financing, in preparing the Unaudited Condensed Consolidated Interim Financial Statements as of March 31, 2024, are consistent with those used in the preparation of the Annual Financial Statements for the fiscal year ended December 31, 2023.

Financial instruments referring to financial investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities, the balances recognized in the statement of financial position approximate the fair values, except for borrowings and financing, considering the maturities close to the end of the reporting date of this Unaudited Condensed Consolidated Interim Financial Statements, comparison of contractual interest rates with market rates in similar operations at the end of the reporting periods, their nature, and maturity terms.